Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Notes to Financial Statements
Organization

Versant International, Inc. (Company) was organized under the laws of the State of Nevada in May 2010.  The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a companies or businesses seeking the perceived advantages of being a publicly held corporation. One of our principal business objectives for the next 12 months and beyond will be to achieve long-term growth potential through acquisitions or combinations with other businesses.

Through our recently acquired, wholly-owned subsidiary, Mamma’s Best, LLC we produce and sell food products.  Our products are available at well-known organic and natural food retail outlets primarily in the Los Angeles and Orange County locales.  To date, our food products consist of a total of four barbeque sauces and marinades.

Prior to the acquisition of Mamma’s Best we were considered to be in the development stage as defined by United States generally accepted accounting principles.

Shang Hide Consultants (Company) was organized under the laws of the State of Nevada in May 2010.  The Company was organized as a vehicle to investigate and, if such investigation warrants, acquire a target company or business seeking the perceived advantages of being a publicly held corporation.

On December 27, 2011, pursuant to a change of control as noted in the Current Report on Form 8-K filed with the Securities and Exchange Commission on January 3, 2012, the Company amended its articles of incorporation and changed its name to Versant International, Inc.

The principal business objective for the next 12 months and beyond continues to be to achieve long-term growth potential through a combination with a business rather than immediate, short-term earnings.

The Company currently has no operations and is considered to be in the development stage as defined by United States generally accepted accounting principles.